Income Taxes - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 24, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Unused built in losses available to offset future income expiration Period		2017	2017
Valuation allowance		$ 120,000,000	$ 200,048,000	$ 125,800,000	$ 202,322,000
Income tax refund receivable				75,000
Issuance of common stock	92,400,000
Common stock, par value	$ 0.01
Aggregate principal amount of senior secured notes	283,500,000				283,483,000
Interest rate of senior note	10.00%
Effective tax rate		0.00%
Second Lien Notes [Member]
Income Tax Disclosure [Line Items]
Aggregate principal amount of senior secured notes	75,000,000	75,000,000
Interest rate of senior note	12.00%	12.00%
Secured note maturity date	2017	2017
Cancellation of Debt		203,000,000
Common stock, Class A [Member]
Income Tax Disclosure [Line Items]
Issuance of common stock	44,793,255	44,793,255
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Federal
Income Tax Disclosure [Line Items]
Operating loss carry forwards			243,800,000
Year in which net operating loss carry forwards begin to expire		2028	2028
Unused built-in losses available to offset future income		40,400,000	42,100,000
Operating loss carry forwards		44,800,000
State
Income Tax Disclosure [Line Items]
Operating loss carry forwards			508,300,000
Year in which net operating loss carry forwards begin to expire		2013	2013
Unused built-in losses available to offset future income		26,900,000	27,900,000
Operating loss carry forwards		$ 332,800,000